Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 141,804	$ 634,882
Trade and other receivables	1,118,218	1,040,542
Inventories	453,860	440,194
Total current assets	1,713,882	2,115,618
Non-current assets
Property, plant and equipment, net	20,134,853	20,762,483
Intangible assets, net	3,389,962	2,977,311
Total non-current assets	23,524,815	23,739,794
Total assets	25,238,697	25,855,412
Current liabilities
Trade and other payables	5,172,836	4,449,950
Lease liabilities	239,551	221,254
Borrowings	3,929,917	4,319,182
Tax liabilities	67,100	92,211
Total current liabilities	9,409,404	9,082,597
Non-current liabilities
Lease liabilities (non-current)	2,024,345	1,926,702
Deferred tax liabilities	270,809	133,000
Total non-current liabilities	2,295,154	2,059,702
Total liabilities	11,704,558	11,142,299
Net assets	13,534,139	14,713,113
EQUITY
Share Capital	13,832	13,616
Accumulated losses	(103,186,391)	(100,619,185)
Other reserves	3,422,799	3,422,799
Share premium reserve	99,004,833	97,047,941
Exchange Reserves	(692,074)	(123,198)
Revaluation Surplus	14,971,140	14,971,140
Total equity	$ 13,534,139	$ 14,713,113